UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08134
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
January 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance High Yield Municipal Income Fund Semiannual Report July 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2011
Eaton Vance
High Yield Municipal Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance
High Yield Municipal Income Fund
July 31, 2011
Performance1
Portfolio Managers Thomas M. Metzold, CFA; Cynthia J. Clemson

	Class A	Class B	Class C	Class I
Symbol	ETHYX	EVHYX	ECHYX	EIHYX
Inception Date	8/7/95	8/7/95	6/18/97	5/9/07

% Average Annual Total Returns at net asset value (NAV)

Six Months	7.95	7.57	7.49	8.07
One Year	2.23	1.59	1.43	2.48
Five Years	-0.22	-0.95	-0.96	N.A.
Ten Years	3.51	2.77	2.76	N.A.
Since Inception	4.58	3.79	2.91	-1.36

% SEC Average Annual Total Returns with maximum sales charge

Six Months	2.81	2.57	6.49	8.07
One Year	-2.59	-3.23	0.47	2.48
Five Years	-1.18	-1.26	-0.96	N.A.
Ten Years	3.01	2.77	2.76	N.A.
Since Inception	4.26	3.79	2.91	-1.36

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	4.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

Gross	1.05	1.80	1.79	0.79
Net of Interest Expense	0.93	1.68	1.67	0.67

% Distribution Rates/Yields[3]	Class A	Class B	Class C	Class I

Distribution Rate	5.87	5.15	5.11	6.10
Taxable-Equivalent Distribution Rate	9.03	7.92	7.86	9.38
SEC 30-day Yield	5.39	4.91	4.91	5.92
Taxable-Equivalent SEC 30-day Yield	8.29	7.55	7.55	9.11

% Leverage (all classes)[4]

Residual Interest Bond (RIB)	12.9

% Comparative Performance[5]	Six Months	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	6.27	3.24	4.89	4.94
Barclays Capital High Yield Long (22+) Municipal Bond Index	10.50	5.37	1.40	4.59
Lipper High Yield Municipal Debt Funds Average*	7.52	3.07	1.61	3.74

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2011
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	6.6
AA	20.9
A	10.0
BBB	30.1
BB	3.3
B	6.1
CCC	4.1
CC	0.3
Not Rated	18.6

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC

Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with RIB transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and, as a result, NAV and performance have not been affected by this expense.

3.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable-equivalent performance assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent performance. Actual tax rate will vary depending on your income, exemptions and deductions. Rate does not include state and local taxes. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax- exempt income, ordinary income, net realized capital gains and return of capital.

4.	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of 7/31/11 as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

5.	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclays Capital High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

6.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees
(if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 – July 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Actual
Class A	$1,000.00	$1,079.50	$5.52	1.07%
Class B	$1,000.00	$1,075.70	$9.37	1.82%
Class C	$1,000.00	$1,074.90	$9.36	1.82%
Class I	$1,000.00	$1,080.70	$4.18	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.36	1.07%
Class B	$1,000.00	$1,015.80	$9.10	1.82%
Class C	$1,000.00	$1,015.80	$9.10	1.82%
Class I	$1,000.00	$1,020.80	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 112.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 1.5%

Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,000	$7,015,190
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	900	617,076
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,400	1,363,992
Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	465	414,589

		$9,410,847

Education — 7.0%

California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,000	$12,155,880
California Educational Facilities Authority, (University of Southern California), 4.50%, 10/1/33	4,365	4,295,509
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(2)	800	319,688
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(3)	12,625	13,782,839
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,468,900
Oregon State Facilities Authority, (Lewis & Clark College Project), 5.625%, 10/1/36	1,935	2,025,655

		$43,048,471

Electric Utilities — 3.6%

Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	$3,570	$1,360,491
Hawaii Department of Budget and Finance, (Hawaiian Electric Company, Inc.), 6.50%, 7/1/39	5,920	6,234,766
Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	8,950	8,489,881
Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,965	3,951,281
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,420	2,241,912

		$22,278,331

Escrowed / Prerefunded — 0.4%

Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,387,560

		$2,387,560

General Obligations — 5.1%

Oregon, 5.00%, 5/1/36	$4,050	$4,248,977
Port Authority of Houston, TX, Harris County, (AMT), 5.625%, 10/1/38(1)	6,480	6,802,704
Washington State, 5.00%, 2/1/33	5,000	5,304,800
Washington State, 5.25%, 2/1/36(1)	10,000	10,674,500
Will County, IL, Community Unit School District No. 365-U (Valley View), 5.75%, 11/1/32	3,855	4,127,587

		$31,158,568

Health Care – Miscellaneous — 1.5%

Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,940	$1,676,645
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	626	626,471
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	582	583,521
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	490	490,985
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	92	92,168
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	209	209,540
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	578	580,613
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	243	243,913
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(4)	485	485,074
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	146	146,348
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	323	323,220

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Health Care – Miscellaneous (continued)

Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	$267	$267,324
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,255	3,610,708

		$9,336,530

Hospital — 16.1%

California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,825	$9,562,574
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,300	6,931,330
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,640	1,518,296
Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	3,245	2,944,253
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	905	802,961
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	875	733,198
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,555	5,998,481
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	6,992,766
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,399,366
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	12,870	2,048,904
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,104,548
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,810	5,235,042
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	4,223,970
Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,550	1,334,829
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,470	7,572,190
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,155,771
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	1,945,720
Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,560	2,355,430
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,081,336
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,735	5,194,190
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	14,785	12,753,541
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,400	1,332,926
Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,800	2,488,248
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,650	5,184,158

		$98,894,028

Housing — 2.8%

Charter Mac Equity Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,374,360
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,590	1,520,040
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	420	396,581
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,810	2,633,532
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,250	1,092,912
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(2)	860	464,452
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(2)	2,000	1,079,220
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,265	4,360,706
Virginia Housing Development Authority, (AMT), Variable Rate, 20.325%, 10/1/35(4)(5)(6)	1,300	1,396,720

		$17,318,523

Industrial Development Revenue — 14.8%

ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,865	$1,606,175
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,685	2,769,873
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,500	2,597,150
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,150	2,122,265
Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,900	3,914,508

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	$1,180	$1,371,325
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	6,994,409
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	6,300	5,790,519
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,440	2,439,683
Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	3,250	3,351,758
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,500	7,343,700
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,440	2,117,383
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	505	471,685
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,095	9,687,667
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,000	2,990,970
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,326,622
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	6,000	6,188,820
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	4,560	4,714,219
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	1,000	1,044,200
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	5,995	6,129,468
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	7,252,818
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,275,853

		$91,501,070

Insured – Electric Utilities — 1.3%

Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$7,810	$7,753,924

		$7,753,924

Insured – General Obligations — 0.8%

Clark County, NV, (AMBAC), 2.50%, 11/1/36	$7,970	$5,049,633

		$5,049,633

Insured – Hospital — 1.2%

California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27	$55	$55,041
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	7,245	7,250,361

		$7,305,402

Insured – Lease Revenue / Certificates of Participation — 0.2%

Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$1,765	$1,498,414

		$1,498,414

Insured – Other Revenue — 2.4%

Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$3,500,040
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	2,860,200
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	2,450,084
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	5,650	6,272,065

		$15,082,389

Insured – Special Tax Revenue — 2.4%

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), (0.00% until 10/1/19), 7.00%, 10/1/39	$14,500	$9,323,065
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	30,000	3,769,500
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	9,325	1,012,509
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	5,460	548,457

		$14,653,531

Insured – Student Loan — 2.9%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$7,340	$7,744,287
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	11,055	9,853,653

		$17,597,940

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation — 6.9%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$15,000	$3,097,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	3,793,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	982,954
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	458,129
North Texas Tollway Authority, (AGC), (0.00% until 1/1/15), 6.20%, 1/1/42	10,000	8,308,800
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	20,335	3,390,048
San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	3,240	2,918,300
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,365,287
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	19,910	8,929,237
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	10,000	3,091,600

		$42,335,155

Lease Revenue / Certificates of Participation — 3.6%

Greenville County, SC, School District, 5.00%, 12/1/24(1)	$21,000	$21,937,860

		$21,937,860

Nursing Home — 0.8%

Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,175	$2,176,153
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	1,010	811,889
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,445	2,154,827

		$5,142,869

Other Revenue — 12.4%

Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,177,129
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,290	1,318,832
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	717,101
California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	8,000	181,920
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,355	5,202,775
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	45,000	1,623,150
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	1,425,347
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	4,798,860
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,200	7,381,440
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	14,000	9,483,880
Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	17,500	11,608,625
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	280	275,052
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,160	1,056,226
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	250	220,255
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,605	1,311,397
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	1,650	1,287,512
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,135	2,817,707
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	8,067,780
Seminole Tribe, FL, 5.50%, 10/1/24(4)	6,135	5,730,703
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,295	4,607,547
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	8,955	6,275,306

		$76,568,544

Senior Living / Life Care — 7.0%

California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	$1,575	$1,423,501
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	6,000	5,051,340
Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(7)	3,000	1,570,410
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	4,150	3,473,509
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,710	2,482,008
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	6,194,900
Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	7,000	5,672,660

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Senior Living / Life Care (continued)

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$2,600	$2,167,802
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,895	1,876,334
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	1,085	824,969
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,560	1,068,834
North Miami, FL, Health Care Facilities, (Imperial Club), (0.00% until 1/1/17), 7.625%, 1/1/41	7,315	1,822,093
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(2)	3,475	865,588
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	477,482
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,153,901
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	4,826,640
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,356,300

		$43,308,271

Solid Waste — 0.9%

Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,609,776

		$5,609,776

Special Tax Revenue — 7.6%

Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,260	$957,096
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	164	112,574
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,250	4,308,250
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,300	2,608,089
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	19,980	22,835,541
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, (0.00% until 11/1/12), 5.75%, 5/1/38	550	327,420
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, (0.00% until 11/1/14), 5.75% , 5/1/38	1,390	519,971
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, (0.00% until 11/1/12), 5.00%, 5/1/15	835	687,556
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, (0.00% until 11/1/13), 5.00%, 5/1/18	1,085	448,496
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	1,005	10
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,235	1,890,408
River Hall, FL, Community Development District, (Capital Improvements), (0.00% until 11/1/13), 5.45%, 5/1/36	3,455	1,620,810
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,115	2,303,792
Southern Hills Plantation I, FL, Community Development District, Series A-1, 5.80%, 5/1/35	1,413	1,136,088
Southern Hills Plantation I, FL, Community Development District, Series A-2, 5.80%, 5/1/35	1,025	597,616
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(2)	3,650	1,057,405
University Square, FL, Community Development District, 5.875%, 5/1/38	1,845	1,656,552
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	3,696,513

		$46,764,187

Transportation — 8.0%

Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$290	$250,351
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	565	566,887
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	7,640	7,413,703
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,149,480
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,180,030
Pennsylvania Turnpike Commission, (0.00% until 12/1/15), 5.35%, 12/1/30	560	447,821
Pennsylvania Turnpike Commission, (0.00% until 12/1/15), 5.45%, 12/1/35	1,125	834,784
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	4,980	4,903,308
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,025	5,287,757
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,990	10,442,547
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	3,967,331

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation (continued)

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	$3,415	$3,610,031
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	995,944
Walker Field, Public Airport Authority, CO, 5.00%, 12/1/22	1,040	1,037,254

		$49,087,228

Water and Sewer — 1.1%

Massachusetts Water Resources Authority, 4.00%, 8/1/46	$7,635	$6,719,105

		$6,719,105

Total Tax-Exempt Investments — 112.3%
(identified cost $743,413,239)		$691,748,156

Other Assets, Less Liabilities — (12.3)%		$(75,809,588)

Net Assets — 100.0%		$615,938,568

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

At July 31, 2011, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Texas	12.6%
Massachusetts	12.5%
New York	12.2%
Others, representing less than 10% individually	75.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 16.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 5.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Defaulted bond.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $45,464,298 or 7.4% of the Fund’s net assets.

(5)	Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at July 31, 2011.

(6)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(7)	Security is in default and making only partial interest payments.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2011

Investments, at value (identified cost, $743,413,239)	$691,748,156
Cash	4,876,330
Interest receivable	9,769,963
Receivable for investments sold	692,375
Receivable for Fund shares sold	1,088,097

Total assets	$708,174,921

Liabilities

Payable for floating rate notes issued	$86,287,000
Payable for variation margin on open financial futures contracts	1,299,633
Payable for Fund shares redeemed	2,759,555
Distributions payable	1,089,066
Payable to affiliates:
Investment adviser fee	270,053
Distribution and service fees	214,809
Interest expense and fees payable	147,429
Accrued expenses	168,808

Total liabilities	$92,236,353

Net Assets	$615,938,568

Sources of Net Assets

Paid-in capital	$917,260,966
Accumulated net realized loss	(250,805,705)
Accumulated undistributed net investment income	4,284,092
Net unrealized depreciation	(54,800,785)

Net Assets	$615,938,568

Class A Shares

Net Assets	$355,765,063
Shares Outstanding	45,819,414
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.76
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.15

Class B Shares

Net Assets	$27,109,311
Shares Outstanding	3,502,793
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.74

Class C Shares

Net Assets	$136,454,149
Shares Outstanding	18,992,084
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.18

Class I Shares

Net Assets	$96,610,045
Shares Outstanding	12,431,305
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	July 31, 2011

Interest	$23,937,519

Total investment income	$23,937,519

Expenses

Investment adviser fee	$1,676,305
Distribution and service fees
Class A	437,724
Class B	144,036
Class C	680,136
Trustees’ fees and expenses	9,737
Custodian fee	102,141
Transfer and dividend disbursing agent fees	140,881
Legal and accounting services	46,528
Printing and postage	31,817
Registration fees	38,880
Interest expense and fees	345,363
Miscellaneous	63,503

Total expenses	$3,717,051

Deduct —
Reduction of custodian fee	$1,897

Total expense reductions	$1,897

Net expenses	$3,715,154

Net investment income	$20,222,365

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(14,299,687)
Financial futures contracts	(4,250,025)

Net realized loss	$(18,549,712)

Change in unrealized appreciation (depreciation) —
Investments	$47,909,616
Financial futures contracts	(3,682,853)

Net change in unrealized appreciation (depreciation)	$44,226,763

Net realized and unrealized gain	$25,677,051

Net increase in net assets from operations	$45,899,416

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	July 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	January 31, 2011

From operations —
Net investment income	$20,222,365	$40,551,854
Net realized loss from investment transactions, financial futures contracts and swap contracts	(18,549,712)	(19,307,786)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	44,226,763	(20,724,408)

Net increase in net assets from operations	$45,899,416	$519,660

Distributions to shareholders —
From net investment income
Class A	$(10,780,881)	$(28,132,469)
Class B	(780,641)	(2,135,592)
Class C	(3,679,131)	(8,702,611)
Class I	(2,635,990)	(2,690,308)

Total distributions to shareholders	$(17,876,643)	$(41,660,980)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$25,235,844	$73,567,607
Class B	593,383	3,607,228
Class C	7,749,642	27,614,149
Class I	40,279,797	61,720,973
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,489,893	15,868,746
Class B	394,770	1,027,704
Class C	1,962,640	4,355,878
Class I	2,015,571	1,222,861
Cost of shares redeemed
Class A	(56,797,156)	(191,666,865)
Class B	(3,293,655)	(10,114,971)
Class C	(19,438,746)	(44,617,028)
Class I	(13,942,996)	(22,664,641)
Net asset value of shares exchanged
Class A	3,299,683	7,458,422
Class B	(3,299,683)	(7,458,422)

Net decrease in net assets from Fund share transactions	$(8,751,013)	$(80,078,359)

Net increase (decrease) in net assets	$19,271,760	$(121,219,679)

Net Assets

At beginning of period	$596,666,808	$717,886,487

At end of period	$615,938,568	$596,666,808

Accumulated undistributed net investment income included in net assets

At end of period	$4,284,092	$1,938,370

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Statement of Cash Flows (Unaudited)

Six Months Ended
July 31, 2011
Cash Flows From Operating Activities	(Unaudited)

Net increase in net assets from operations	$45,899,416
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(31,490,638)
Investments sold	45,201,688
Net amortization/accretion of premium (discount)	(4,896,517)
Decrease in interest receivable	194,090
Decrease in receivable for investments sold	1,866,756
Decrease in receivable for variation margin on open financial futures contracts	278,297
Decrease in payable for investments purchased	(2,305,887)
Increase in payable for variation margin on open financial futures contracts	1,299,633
Decrease in payable to affiliate for investment adviser fee	(39,855)
Decrease in payable to affiliate for distribution and service fees	(13,392)
Decrease in interest expense and fees payable	(11,941)
Decrease in accrued expenses	(133,463)
Net change in unrealized (appreciation) depreciation from investments	(47,909,616)
Net realized loss from investments	14,299,687

Net cash provided by operating activities	$22,238,258

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$74,034,015
Fund shares redeemed	(92,846,191)
Distributions paid, net of reinvestments	(7,265,965)
Proceeds from secured borrowings	7,500,000
Repayment of secured borrowings	(3,180,000)

Net cash used in financing activities	$(21,758,141)

Net increase in cash	$480,117

Cash at beginning of period	$4,396,213

Cash at end of period	$4,876,330

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$10,862,874
Cash paid for interest and fees	357,304

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended January 31,
	July 31, 2011
	(Unaudited)		2011	2010	2009	2008		2007

Net asset value — Beginning of period	$7.410		$7.900	$6.440	$9.780	$10.730		$10.240

Income (Loss) From Operations

Net investment income(1)	$0.260		$0.472	$0.488	$0.504	$0.490		$0.515
Net realized and unrealized gain (loss)	0.320		(0.479)	1.452	(3.351)	(0.955)		0.465

Total income (loss) from operations	$0.580		$(0.007)	$1.940	$(2.847)	$(0.465)		$0.980

Less Distributions

From net investment income	$(0.230)		$(0.483)	$(0.480)	$(0.493)	$(0.485)		$(0.490)

Total distributions	$(0.230)		$(0.483)	$(0.480)	$(0.493)	$(0.485)		$(0.490)

Net asset value — End of period	$7.760		$7.410	$7.900	$6.440	$9.780		$10.730

Total Return(2)	7.95	%(3)	(0.35)%	31.04%	(29.94)%	(4.47)%		9.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$355,765		$361,171	$481,346	$407,816	$788,563		$876,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.95	%(4)	0.99%	1.00%	0.97%	0.86	%(5)	0.89%
Interest and fee expense(6)	0.12	%(4)	0.12%	0.11%	0.35%	0.52%		0.52%
Total expenses before custodian fee reduction	1.07	%(4)	1.11%	1.11%	1.32%	1.38	%(5)	1.41%
Expenses after custodian fee reduction excluding interest and fees	0.95	%(4)	0.99%	1.00%	0.96%	0.85	%(5)	0.87%
Net investment income	6.94	%(4)	5.90%	6.72%	5.97%	4.74%		4.88%
Portfolio Turnover	5	%(3)	12%	22%	35%	43%		44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended January 31,
	July 31, 2011
	(Unaudited)		2011	2010	2009	2008		2007

Net asset value — Beginning of period	$7.390		$7.880	$6.430	$9.750	$10.700		$10.210

Income (Loss) From Operations

Net investment income(1)	$0.232		$0.410	$0.432	$0.440	$0.412		$0.438
Net realized and unrealized gain (loss)	0.320		(0.477)	1.448	(3.336)	(0.956)		0.463

Total income (loss) from operations	$0.552		$(0.067)	$1.880	$(2.896)	$(0.544)		$0.901

Less Distributions

From net investment income	$(0.202)		$(0.423)	$(0.430)	$(0.424)	$(0.406)		$(0.411)

Total distributions	$(0.202)		$(0.423)	$(0.430)	$(0.424)	$(0.406)		$(0.411)

Net asset value — End of period	$7.740		$7.390	$7.880	$6.430	$9.750		$10.700

Total Return(2)	7.57	%(3)	(1.09)%	30.02%	(30.42)%	(5.20)%		8.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,109		$31,380	$46,335	$46,123	$92,895		$126,916
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.70	%(4)	1.74%	1.76%	1.72%	1.61	%(5)	1.64%
Interest and fee expense(6)	0.12	%(4)	0.12%	0.11%	0.35%	0.52%		0.52%
Total expenses before custodian fee reduction	1.82	%(4)	1.86%	1.87%	2.07%	2.13	%(5)	2.16%
Expenses after custodian fee reduction excluding interest and fees	1.70	%(4)	1.74%	1.76%	1.71%	1.60	%(5)	1.62%
Net investment income	6.21	%(4)	5.14%	5.99%	5.23%	4.00%		4.17%
Portfolio Turnover	5	%(3)	12%	22%	35%	43%		44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended January 31,
	July 31, 2011
	(Unaudited)		2011	2010	2009	2008		2007

Net asset value — Beginning of period	$6.860		$7.310	$5.970	$9.050	$9.930		$9.470

Income (Loss) From Operations

Net investment income(1)	$0.215		$0.380	$0.401	$0.408	$0.382		$0.403
Net realized and unrealized gain (loss)	0.292		(0.437)	1.339	(3.095)	(0.885)		0.439

Total income (loss) from operations	$0.507		$(0.057)	$1.740	$(2.687)	$(0.503)		$0.842

Less Distributions

From net investment income	$(0.187)		$(0.393)	$(0.400)	$(0.393)	$(0.377)		$(0.382)

Total distributions	$(0.187)		$(0.393)	$(0.400)	$(0.393)	$(0.377)		$(0.382)

Net asset value — End of period	$7.180		$6.860	$7.310	$5.970	$9.050		$9.930

Total Return(2)	7.49	%(3)	(1.02)%	29.92%	(30.40)%	(5.19)%		9.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$136,454		$139,798	$162,425	$123,933	$244,680		$265,002
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.70	%(4)	1.73%	1.75%	1.72%	1.61	%(5)	1.64%
Interest and fee expense(6)	0.12	%(4)	0.12%	0.11%	0.35%	0.52%		0.52%
Total expenses before custodian fee reduction	1.82	%(4)	1.85%	1.86%	2.07%	2.13	%(5)	2.16%
Expenses after custodian fee reduction excluding interest and fees	1.70	%(4)	1.73%	1.75%	1.71%	1.60	%(5)	1.62%
Net investment income	6.19	%(4)	5.14%	5.95%	5.23%	3.99%		4.13%
Portfolio Turnover	5	%(3)	12%	22%	35%	43%		44%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended January 31,
	July 31, 2011					Period Ended
	(Unaudited)		2011	2010	2009	January 31, 2008(1)

Net asset value — Beginning of period	$7.420		$7.910	$6.440	$9.780	$10.720

Income (Loss) From Operations

Net investment income(2)	$0.266		$0.486	$0.505	$0.520	$0.358
Net realized and unrealized gain (loss)	0.324		(0.474)	1.461	(3.345)	(0.923)

Total income (loss) from operations	$0.590		$0.012	$1.966	$(2.825)	$(0.565)

Less Distributions

From net investment income	$(0.240)		$(0.502)	$(0.496)	$(0.515)	$(0.375)

Total distributions	$(0.240)		$(0.502)	$(0.496)	$(0.515)	$(0.375)

Net asset value — End of period	$7.770		$7.420	$7.910	$6.440	$9.780

Total Return(3)	8.07	%(4)	(0.12)%	31.48%	(29.75)%	(5.33	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$96,610		$64,318	$27,780	$3,442	$2,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69	%(5)	0.73%	0.74%	0.71%	0.61	%(5)
Interest and fee expense(6)	0.12	%(5)	0.12%	0.11%	0.35%	0.52	%(5)
Total expenses before custodian fee reduction	0.81	%(5)	0.85%	0.85%	1.06%	1.13	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.69	%(5)	0.73%	0.74%	0.70%	0.60	%(5)
Net investment income	7.09	%(5)	6.10%	6.66%	6.57%	4.94	%(5)
Portfolio Turnover	5	%(4)	12%	22%	35%	43	%(7)

(1)	For the period from the start of business, May 9, 2007, to January 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended January 31, 2008.

See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $219,610,954 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2012 ($707,905), January 31, 2013 ($23,032,310), January 31, 2014 ($6,453,293), January 31, 2016 ($14,863,328), January 31, 2017 ($49,195,524), January 31, 2018 ($115,791,581) and January 31, 2019 ($9,567,013). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after January 31, 2011.

Additionally, at January 31, 2011, the Fund had a net capital loss of $12,305,537 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2012.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended January 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2011, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $86,287,000 and $132,073,694, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2011 was 0.08% to 0.19%. For the six months ended July 31, 2011, the Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $85,403,906 and 0.82%, respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2011.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N Interim Financial Statements — The interim financial statements relating to July 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset Rate		Daily Income Rate
	Effective	Prior to	Effective	Prior to
Daily Net Assets	May 1, 2011	May 1, 2011	May 1, 2011	May 1, 2011

Up to $500 million	0.3150%	0.3500%	3.1500%	3.5000%
$500 million but less than $750 million	0.2925	0.3250	2.9250	3.2500
$750 million but less than $1 billion	0.2700	0.3000	2.9250	3.2500
$1 billion but less than $1.5 billion	0.2700	0.3000	2.7000	3.0000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. For the six months ended July 31, 2011, the investment adviser fee amounted to $1,676,305, or 0.56% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2011, EVM earned $6,207 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

affiliate of EVM and the Fund’s principal underwriter, received $25,190 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2011 amounted to $437,724 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended July 31, 2011, the Fund paid or accrued to EVD $108,027 and $510,102 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $8,915,000 and $29,517,000, respectively. Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended July 31, 2011 amounted to $36,009 and $170,034 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended July 31, 2011, the Fund was informed that EVD received approximately $23,000, $23,000 and $15,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $31,490,638 and $45,201,688, respectively, for the six months ended July 31, 2011.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	July 31, 2011	Year Ended
Class A	(Unaudited)	January 31, 2011

Sales	3,324,775	9,278,323
Issued to shareholders electing to receive payments of distributions in Fund shares	857,024	1,990,362
Redemptions	(7,534,770)	(24,380,940)
Exchange from Class B shares	435,756	934,605

Net decrease	(2,917,215)	(12,177,650)

	Six Months Ended
	July 31, 2011	Year Ended
Class B	(Unaudited)	January 31, 2011

Sales	78,401	454,519
Issued to shareholders electing to receive payments of distributions in Fund shares	52,332	129,342
Redemptions	(439,037)	(1,279,751)
Exchange to Class A shares	(437,057)	(937,393)

Net decrease	(745,361)	(1,633,283)

	Six Months Ended
	July 31, 2011	Year Ended
Class C	(Unaudited)	January 31, 2011

Sales	1,110,053	3,735,971
Issued to shareholders electing to receive payments of distributions in Fund shares	280,062	591,016
Redemptions	(2,784,529)	(6,148,979)

Net decrease	(1,394,414)	(1,821,992)

	Six Months Ended
	July 31, 2011	Year Ended
Class I	(Unaudited)	January 31, 2011

Sales	5,343,587	7,866,195
Issued to shareholders electing to receive payments of distributions in Fund shares	265,377	154,800
Redemptions	(1,849,389)	(2,862,534)

Net increase	3,759,575	5,158,461

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$654,693,103

Gross unrealized appreciation	$21,727,173
Gross unrealized depreciation	(70,959,120)

Net unrealized depreciation	$(49,231,947)

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($600 million effective September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.08% effective September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2011.

10 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2011 is as follows:

Futures Contracts
					Net
					Unrealized
Expiration Date	Contracts	Position	Aggregate Cost	Value	Depreciation

9/11	325 U.S. 10-Year Treasury Note	Short	$(39,547,843)	$(40,848,438)	$(1,300,595)
9/11	443 U.S. 30-Year Treasury Bond	Short	(54,924,268)	(56,759,375)	(1,835,107)

					$(3,135,702)

At July 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2011 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(3,135,702	)(1)

Total	$—	$(3,135,702)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Futures Contracts	$(4,250,025)	$(3,682,853)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended July 31, 2011, which is indicative of the volume of this derivative type, was approximately $72,514,000.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$691,748,156	$—	$691,748,156

Total Investments	$—	$691,748,156	$—	$691,748,156

Liability Description

Futures Contracts	$(3,135,702)	$—	$—	$(3,135,702)

Total	$(3,135,702)	$—	$—	$(3,135,702)

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2010 for the Fund. The Board considered the impact of extraordinary market conditions in recent years on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income through investments in high

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

yield municipal obligations of below investment grade quality with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with the Fund’s objective of providing high current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that, in response to inquiries from the Contract Review Committee, the Adviser had undertaken to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective May 1, 2011. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

Officers and Trustees

Officers of Eaton Vance High Yield Municipal Income Fund

Cynthia J. Clemson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance High Yield Municipal Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
High Yield Municipal Income Fund

July 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

416-9/11	HYSRC

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund Semiannual Report July 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2011
Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
July 31, 2011
Performance1
Portfolio Managers James H. Evans, CFA; Joseph M. Davolio; Christopher J. Harshman

	Class A	Class C	Class I
Symbol	EALTX	ECLTX	EILTX
Inception Date	2/1/10	2/1/10	2/1/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	8.77	8.46	8.90
One Year	6.77	6.08	7.04
Since Inception	8.01	7.27	8.27

% SEC Average Annual Total Returns with maximum sales charge

Six Months	3.59	7.46	8.90
One Year	1.68	5.08	7.04
Since Inception	4.56	7.27	8.27

% Maximum Sales Charge	Class A	Class C	Class I

	4.75	1.00	None

% SEC After-Tax Returns with maximum sales charge[2]	Class A	Class C	Class I

Return After Taxes on Distributions

One Year	0.81	4.17	6.12
Since Inception	3.96	6.66	7.65

Return After Taxes on Distributions and Sale of Fund Shares

One Year	1.97	3.96	5.59
Since Inception	3.90	6.11	7.11

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	8.12	8.87	7.87
Net	0.95	1.70	0.70

% Distribution Rates/Yields[4]	Class A	Class C	Class I

Distribution Rate	2.83	2.17	3.10
SEC 30-day Yield	2.66	2.03	3.03

% Comparative Performance[5]	Six Months	One Year	Since Inception

Barclays Capital 10+ Year Managed Money Index	7.81	2.79	4.74
Barclays Capital 15 Year Municipal Bond Index	7.26	3.70	5.42
Lipper General Municipal Debt Funds Average*	6.32	2.45	6.66

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
July 31, 2011
Fund Profile
Credit Quality (% of total investments)6
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund
July 31, 2011
Endnotes and Additional Disclosures
1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/13. Without this expense reimbursement, performance would have been lower.

4.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

5.	Barclays Capital 10+ Year Managed Money Index is the long component of the Barclays Capital Municipal Managed Money Index, a rules-based, market-value-weighted index engineered for the tax-exempt bond market. The Barclays Capital 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

6.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.

4

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 – July 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)		Ratio

Actual
Class A	$1,000.00	$1,087.70	$4.92	**	0.95%
Class C	$1,000.00	$1,084.60	$8.79	**	1.70%
Class I	$1,000.00	$1,089.00	$3.63	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**	0.95%
Class C	$1,000.00	$1,016.40	$8.50	**	1.70%
Class I	$1,000.00	$1,021.30	$3.51	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

5

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 89.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 5.7%

University of California, 5.125%, 5/15/29	$80	$86,009
Washington State University, 5.00%, 4/1/32	65	67,577

		$153,586

General Obligations — 35.4%

Athens-Clarke County, GA, Unified Government Development Authority Revenue, (University of Georgia Athletic Association), 5.25%, 7/1/26	$100	$109,508
Beaumont, TX, Independent School District, 5.00%, 2/15/28	100	109,739
Borough of Matanuska-Susitna, AK, 5.00%, 4/1/28	100	108,410
Dallas, TX, Independent School District, 6.25%, 2/15/24	85	100,417
Forney, TX, Independent School District, 0.00%, 8/15/26	100	50,504
Lake County, IL, Community Consolidated School District, 5.75%, 1/1/31	100	105,846
Las Vegas Valley Water District, NV, 5.00%, 6/1/22	75	81,796
Loudoun County, VA, 5.00%, 12/1/22	50	58,628
New York, 5.00%, 2/15/28	100	109,404
North Carolina, 5.00%, 5/1/21	50	59,276
Norwalk, CT, 4.00%, 7/1/21	50	55,039

		$948,567

Hospital — 4.7%

Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	$125	$125,882

		$125,882

Insured – General Obligations — 4.0%

Fort Bend County, TX, (FGIC), (NPFG), 5.00%, 3/1/24	$100	$105,938

		$105,938

Insured – Transportation — 4.1%

New York Thruway Authority, (AMBAC), 5.00%, 3/15/21	$100	$109,964

		$109,964

Insured – Water and Sewer — 4.3%

Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	$100	$116,426

		$116,426

Lease Revenue / Certificates of Participation — 4.0%

Palm Beach County, FL, School Board, 5.00%, 8/1/22	$100	$106,885

		$106,885

Special Tax Revenue — 4.0%

Jacksonville, FL, 5.25%, 10/1/27	$100	$108,140

		$108,140

Transportation — 1.9%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/39	$50	$50,605

		$50,605

Utilities — 4.0%

Colorado Springs, CO, 5.25%, 11/15/33	$100	$107,090

		$107,090

Water and Sewer — 17.3%

Charleston, SC, Water and Sewer Revenue, 5.00%, 1/1/29	$100	$110,469
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/36	50	52,007
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	29,148
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	50	58,323
Seattle, WA, Water System, 5.25%, 2/1/33	200	212,488

		$462,435

Total Tax-Exempt Investments — 89.4%
(identified cost $2,319,364)		$2,395,518

Other Assets, Less Liabilities — 10.6%		$284,210

Net Assets — 100.0%		$2,679,728

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

At July 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.7%
New York	11.5%
Washington	10.5%
Others, representing less than 10% individually	53.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 13.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.4% to 4.9% of total investments.

See Notes to Financial Statements.
7

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2011

Investments, at value (identified cost, $2,319,364)	$2,395,518
Cash	287,910
Interest receivable	29,470
Receivable from affiliate	13,627

Total assets	$2,726,525

Liabilities

Payable for Fund shares redeemed	$153
Distributions payable	5,295
Payable to affiliates:
Investment adviser and administration fee	1,330
Distribution and service fees	142
Accrued expenses	39,877

Total liabilities	$46,797

Net Assets	$2,679,728

Sources of Net Assets

Paid-in capital	$2,584,705
Accumulated net realized gain	18,686
Accumulated undistributed net investment income	183
Net unrealized appreciation	76,154

Net Assets	$2,679,728

Class A Shares

Net Assets	$490,359
Shares Outstanding	46,593
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.52
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.04

Class C Shares

Net Assets	$58,046
Shares Outstanding	5,513
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.53

Class I Shares

Net Assets	$2,131,323
Shares Outstanding	202,525
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	July 31, 2011

Interest	$45,659

Total investment income	$45,659

Expenses

Investment adviser and administration fee	$7,155
Distribution and service fees
Class A	287
Class C	580
Trustees’ fees and expenses	287
Custodian fee	8,965
Transfer and dividend disbursing agent fees	650
Legal and accounting services	11,427
Printing and postage	4,577
Registration fees	45,331
Miscellaneous	4,860

Total expenses	$84,119

Deduct —
Reduction of custodian fee	$100
Allocation of expenses to affiliate	74,790

Total expense reductions	$74,890

Net expenses	$9,229

Net investment income	$36,430

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$19,607

Net realized gain	$19,607

Change in unrealized appreciation (depreciation) —
Investments	$145,693

Net change in unrealized appreciation (depreciation)	$145,693

Net realized and unrealized gain	$165,300

Net increase in net assets from operations	$201,730

See Notes to Financial Statements.
9

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	July 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	January 31, 2011

From operations —
Net investment income	$36,430	$55,182
Net realized gain from investment transactions	19,607	56,593
Net change in unrealized appreciation (depreciation) from investments	145,693	(69,539)

Net increase in net assets from operations	$201,730	$42,236

Distributions to shareholders —
From net investment income
Class A	$(3,328)	$(2,260)
Class C	(1,218)	(1,884)
Class I	(31,873)	(51,034)
From net realized gain
Class A	—	(3,143)
Class C	—	(5,294)
Class I	—	(49,096)

Total distributions to shareholders	$(36,419)	$(112,711)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$369,384	$150,693
Class C	8,417	261,950
Class I	24,900	2,012,300
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,839	4,859
Class C	944	6,590
Class I	4,081	7,633
Cost of shares redeemed
Class A	(42,137)	(1,042)
Class C	(102,215)	(109,245)
Class I	—	(15,059)

Net increase in net assets from Fund share transactions	$266,213	$2,318,679

Net increase in net assets	$431,524	$2,248,204

Net Assets

At beginning of period	$2,248,204	$—

At end of period	$2,679,728	$2,248,204

Accumulated undistributed net investment income included in net assets

At end of period	$183	$172

See Notes to Financial Statements.
10

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Financial Highlights

	Class A

	Six Months Ended
	July 31, 2011		Year Ended
	(Unaudited)		January 31, 2011

Net asset value — Beginning of period	$9.810		$10.000

Income (Loss) From Operations

Net investment income	$0.146	(1)	$0.268
Net realized and unrealized gain	0.710		0.056 (2)

Total income from operations	$0.856		$0.324

Less Distributions

From net investment income	$(0.146)		$(0.267)
From net realized gain	—		(0.247)

Total distributions	$(0.146)		$(0.514)

Net asset value — End of period	$10.520		$9.810

Total Return(3)	8.77	%(4)	3.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$490		$149
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	0.96	%(6)	0.95%
Expenses after custodian fee reduction(5)	0.95	%(6)	0.95%
Net investment income	2.90	%(6)	2.65%
Portfolio Turnover	78	%(4)	200%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator subsidized certain operating expenses equal to 6.26% and 7.17% of average daily net assets for the six months ended July 31, 2011 and the year ended January 31, 2011, respectively. Absent this subsidy, total return would be lower.
(6)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	July 31, 2011		Year Ended
	(Unaudited)		January 31, 2011

Net asset value — Beginning of period	$9.810		$10.000

Income (Loss) From Operations

Net investment income	$0.110	(1)	$0.192
Net realized and unrealized gain	0.718		0.056 (2)

Total income from operations	$0.828		$0.248

Less Distributions

From net investment income	$(0.108)		$(0.191)
From net realized gain	—		(0.247)

Total distributions	$(0.108)		$(0.438)

Net asset value — End of period	$10.530		$9.810

Total Return(3)	8.46	%(4)	2.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58		$141
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.71	%(6)	1.70%
Expenses after custodian fee reduction(5)	1.70	%(6)	1.70%
Net investment income	2.11	%(6)	1.88%
Portfolio Turnover	78	%(4)	200%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator subsidized certain operating expenses equal to 6.26% and 7.17% of average daily net assets for the six months ended July 31, 2011 and the year ended January 31, 2011, respectively. Absent this subsidy, total return would be lower.
(6)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	July 31, 2011		Year Ended
	(Unaudited)		January 31, 2011

Net asset value — Beginning of period	$9.810		$10.000

Income (Loss) From Operations

Net investment income	$0.159	(1)	$0.294
Net realized and unrealized gain	0.709		0.056 (2)

Total income from operations	$0.868		$0.350

Less Distributions

From net investment income	$(0.158)		$(0.293)
From net realized gains	—		(0.247)

Total distributions	$(0.158)		$(0.540)

Net asset value — End of period	$10.520		$9.810

Total Return(3)	8.90	%(4)	3.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,131		$1,958
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	0.71	%(6)	0.70%
Expenses after custodian fee reduction(5)	0.70	%(6)	0.70%
Net investment income	3.12	%(6)	2.86%
Portfolio Turnover	78	%(4)	200%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator subsidized certain operating expenses equal to 6.26% and 7.17% of average daily net assets for the six months ended July 31, 2011 and the year ended January 31, 2011, respectively. Absent this subsidy, total return would be lower.
(6)	Annualized.

See Notes to Financial Statements.
13

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2011, the Fund had a net capital loss of $916 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2012.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial year of operations from February 1, 2010 to January 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J Interim Financial Statements — The interim financial statements relating to July 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2011, the investment adviser and administration fee amounted to $7,155 or 0.60% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2013. Pursuant to this agreement, EVM was allocated $74,790 of the Fund’s operating expenses for the six months ended July 31, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2011, EVM earned $21 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $860 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2011. EVD also received distribution and services fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2011 amounted to $287 for Class A shares.

15

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2011, the Fund paid or accrued to EVD $435 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2011 amounted to $145 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2011, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,842,099 and $1,760,415, respectively, for the six months ended July 31, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	July 31, 2011	Year Ended
Class A	(Unaudited)	January 31, 2011

Sales	35,288	14,773
Issued to shareholders electing to receive payments of distributions in Fund shares	274	487
Redemptions	(4,130)	(99)

Net increase	31,432	15,161

	Six Months Ended
	July 31, 2011	Year Ended
Class C	(Unaudited)	January 31, 2011

Sales	813	24,977
Issued to shareholders electing to receive payments of distributions in Fund shares	92	662
Redemptions	(9,781)	(11,250)

Net increase (decrease)	(8,876)	14,389

16

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	July 31, 2011	Year Ended
Class I	(Unaudited)	January 31, 2011

Sales	2,445	200,395
Issued to shareholders electing to receive payments of distributions in Fund shares	396	774
Redemptions	—	(1,485)

Net increase	2,841	199,684

At July 31, 2011, EVM and another shareholder owned 47% and 21%, respectively, of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,319,359

Gross unrealized appreciation	$78,284
Gross unrealized depreciation	(2,125)

Net unrealized appreciation	$76,159

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($600 million effective September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.08% effective September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2011.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$2,395,518	$—	$2,395,518

Total Investments	$—	$2,395,518	$—	$2,395,518

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

17

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

18

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administrative agreement of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including changes in such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

19

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board also noted that the Adviser had agreed to waive fees and/or pay expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Cynthia J. Clemson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

21

Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4734-9/11	TABS-LTSRC

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund Semiannual Report July 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2011
Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	18
Officers and Trustees	21
Important Notices	22

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
July 31, 2011
Performance1
Portfolio Managers James H. Evans, CFA; Brian C. Barney, CFA; Christopher J. Harshman

	Class A	Class C	Class I
Symbol	EITAX	EITCX	ETIIX
Inception Date	2/1/10	2/1/10	2/1/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	6.14	5.85	6.37
One Year	5.37	4.71	5.72
Since Inception	7.74	7.04	8.06

% SEC Average Annual Total Returns with maximum sales charge

Six Months	3.74	4.85	6.37
One Year	3.03	3.71	5.72
Since Inception	6.12	7.04	8.06

% Maximum Sales Charge	Class A	Class C	Class I

	2.25	1.00	None

% SEC After-Tax Returns with maximum sales charge[2]	Class A	Class C	Class I

Return After Taxes on Distributions

One Year	2.93	3.62	5.63
Since Inception	6.05	6.96	8.00

Return After Taxes on Distributions and Sale of Fund Shares

One Year	2.43	2.63	4.28
Since Inception	5.37	6.05	7.07

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class

Gross	1.63	2.38	1.38
Net	0.95	1.70	0.70

% Distribution Rates/Yields[4]	Class A	Class C	Class I

Distribution Rate	1.46	0.71	1.76
SEC 30-day Yield	1.29	0.61	1.58

% Comparative Performance[5]	Six Months	One Year	Since Inception

Barclays Capital 1-17 Year Managed Money Index	5.71	3.29	4.92
Barclays Capital 7 Year Municipal Bond Index	5.50	4.46	5.89
Lipper Intermediate Municipal Debt Funds Average*	5.29	3.23	6.55

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
July 31, 2011
Fund Profile
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund
July 31, 2011
Endnotes and Additional Disclosures
1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/13. Without this expense reimbursement, performance would have been lower.

4.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

5.	Barclays Capital 1-17 year Managed Money Index is an unmanaged, tax-exempt bond market index that measures the 1-17 year duration component of the Barclays Capital Managed-Money Municipal Bond Index. Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

6.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.

4

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 – July 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)		Ratio

Actual
Class A	$1,000.00	$1,061.40	$4.86	**	0.95%
Class C	$1,000.00	$1,058.50	$8.68	**	1.70%
Class I	$1,000.00	$1,063.70	$3.58	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**	0.95%
Class C	$1,000.00	$1,016.40	$8.50	**	1.70%
Class I	$1,000.00	$1,021.30	$3.51	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

5

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 86.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 3.9%

Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/29	$1,000	$1,060,670
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/20	1,000	1,090,940

		$2,151,610

Electric Utilities — 2.1%

California Department of Water Resource, Power Supply Revenue, 5.00%, 5/1/20	$1,000	$1,178,410

		$1,178,410

General Obligations — 34.6%

Athens-Clarke County, GA, Unified Government Development Authority Revenue, (University of Georgia Athletic Association, Inc.), 5.25%, 7/1/25	$3,600	$3,970,116
Bloomfield, CT, 4.00%, 10/15/20	240	265,534
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,152,460
Connecticut, 5.00%, 12/1/20	50	56,683
Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	100	83,670
Frederick County, MD, 5.25%, 11/1/19	50	60,951
Georgia, 5.00%, 7/1/20	2,000	2,404,700
Groton, CT, 4.00%, 7/15/19	100	111,716
Henrico County, VA, 5.00%, 8/1/17	75	90,289
Howard County, MD, 4.00%, 2/15/22	1,000	1,077,280
Lake County, IL, Community Consolidated School District No. 50, 5.25%, 1/1/23	1,000	1,083,000
Lake County, IL, Community Consolidated School District No. 50, 5.50%, 1/1/24	500	544,650
Lynchburg, VA, 3.00%, 12/1/16	750	817,005
Maricopa County, AZ, Community College District, 4.00%, 7/1/21	2,000	2,202,980
Maryland, 5.00%, 8/1/20	50	57,107
Mecklenburg County, NC, 5.00%, 3/1/19	50	59,924
Minnesota, 5.00%, 12/1/20	50	59,297
New Braunfels, TX, Independent School District, 5.00%, 2/1/26	120	131,501
New York, 5.00%, 2/15/20	1,385	1,622,458
North Carolina, 5.00%, 6/1/18	1,000	1,201,390
Richardson, TX, 5.00%, 2/15/20	50	59,347
United Independent School District, TX, 5.00%, 8/15/21(1)	1,000	1,185,580
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	23,702

		$19,321,340

Insured – Escrowed / Prerefunded — 15.0%

Commonwealth of Pennsylvania, (NPFG), Prerefunded to 1/1/13, 5.00%, 1/1/20	$3,595	$3,834,858
Cook County, IL, Community High School District No. 219 Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,480,300
Dearborn, MI, School District, (AGM), Prerefunded to 5/1/12, 5.00%, 5/1/22	2,000	2,073,200

		$8,388,358

Insured – General Obligations — 4.8%

Fort Bend County, TX, (FGIC), (NPFG), 5.00%, 3/1/24	$2,000	$2,118,760
Washington, (NPFG), 5.00%, 1/1/20	500	552,690

		$2,671,450

Insured – Transportation — 3.9%

New York Thruway Authority, (AMBAC), 5.00%, 3/15/21	$2,000	$2,199,280

		$2,199,280

Insured – Water and Sewer — 4.4%

Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,453,820

		$2,453,820

Lease Revenue / Certificates of Participation — 2.9%

Palm Beach County, FL, School Board, 5.00%, 8/1/22	$1,500	$1,603,275

		$1,603,275

Transportation — 3.8%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/31	$2,000	$2,109,320

		$2,109,320

Utilities — 0.2%

Foley, AL, Utilities Board, 4.00%, 11/1/16	$75	$84,663

		$84,663

See Notes to Financial Statements.
6

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer — 11.0%

Henrico County, VA, Water and Sewer System Revenue, 5.00%, 5/1/19	$1,050	$1,257,050
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/19	2,130	2,402,874
Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	75	81,885
Milwaukee, WI, Sewerage System Revenue, 5.00%, 6/1/26	2,060	2,269,255
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	55,430
New York, NY, Municipal Water Finance Authority, 5.50%, 6/15/21	50	58,483

		$6,124,977

Total Tax-Exempt Investments — 86.6%
(identified cost $47,035,107)		$48,286,503

Short-Term Tax-Exempt Investments — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Texas, 2.00%, 8/31/11	$1,000	$1,001,700

Total Short-Term Tax-Exempt Investments — 1.8%
(identified cost $1,001,342)		$1,001,700

Total Investments — 88.4%
(identified cost $48,036,449)		$49,288,203

Other Assets, Less Liabilities — 11.6%		$6,486,914

Net Assets — 100.0%		$55,775,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

At July 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Georgia	11.4%
Others, representing less than 10% individually	77.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 31.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 13.2% of total investments.

(1)	When-issued security.

See Notes to Financial Statements.
7

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2011

Investments, at value (identified cost, $48,036,449)	$49,288,203
Cash	7,088,018
Interest receivable	417,590
Receivable for Fund shares sold	280,246
Receivable from affiliate	15,695

Total assets	$57,089,752

Liabilities

Payable for when-issued securities	$1,179,760
Payable for Fund shares redeemed	2,597
Distributions payable	61,623
Payable to affiliates:
Investment adviser and administration fee	27,194
Distribution and service fees	8,142
Accrued expenses	35,319

Total liabilities	$1,314,635

Net Assets	$55,775,117

Sources of Net Assets

Paid-in capital	$54,764,950
Accumulated distributions in excess of net realized gain	(242,187)
Accumulated undistributed net investment income	600
Net unrealized appreciation	1,251,754

Net Assets	$55,775,117

Class A Shares

Net Assets	$10,928,775
Shares Outstanding	999,500
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.93
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$11.18

Class C Shares

Net Assets	$7,871,662
Shares Outstanding	719,823
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.94

Class I Shares

Net Assets	$36,974,680
Shares Outstanding	3,379,051
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.94

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	July 31, 2011

Interest	$682,354

Total investment income	$682,354

Expenses

Investment adviser and administration fee	$160,066
Distribution and service fees
Class A	7,868
Class C	19,208
Trustees’ fees and expenses	1,045
Custodian fee	27,106
Transfer and dividend disbursing agent fees	15,541
Legal and accounting services	11,653
Printing and postage	10,927
Registration fees	32,929
Miscellaneous	6,014

Total expenses	$292,357

Deduct —
Reduction of custodian fee	$2,423
Allocation of expenses to affiliate	76,098

Total expense reductions	$78,521

Net expenses	$213,836

Net investment income	$468,518

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(67,547)

Net realized loss	$(67,547)

Change in unrealized appreciation (depreciation) —
Investments	$2,878,424

Net change in unrealized appreciation (depreciation)	$2,878,424

Net realized and unrealized gain	$2,810,877

Net increase in net assets from operations	$3,279,395

See Notes to Financial Statements.
9

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	July 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	January 31, 2011

From operations —
Net investment income	$468,518	$238,529
Net realized loss from investment transactions	(67,547)	(46,395)
Net change in unrealized appreciation (depreciation) from investments	2,878,424	(1,626,670)

Net increase (decrease) in net assets from operations	$3,279,395	$(1,434,536)

Distributions to shareholders —
From net investment income
Class A	$(48,932)	$(8,697)
Class C	(16,084)	(1,003)
Class I	(403,208)	(228,112)
From net realized gain
Class A	—	(3,695)
Class C	—	(1,260)
Class I	—	(124,028)

Total distributions to shareholders	$(468,224)	$(366,795)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,333,722	$4,708,725
Class C	6,569,240	1,249,291
Class I	16,970,541	55,295,932
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	19,743	7,022
Class C	3,610	804
Class I	14,843	2,728
Cost of shares redeemed
Class A	(667,284)	(738,910)
Class C	(77,693)	(27,748)
Class I	(34,614,690)	(1,284,599)

Net increase (decrease) in net assets from Fund share transactions	$(4,447,968)	$59,213,245

Net increase (decrease) in net assets	$(1,636,797)	$57,411,914

Net Assets

At beginning of period	$57,411,914	$—

At end of period	$55,775,117	$57,411,914

Accumulated undistributed net investment income included in net assets

At end of period	$600	$306

See Notes to Financial Statements.
10

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Financial Highlights

	Class A

	Six Months Ended
	July 31, 2011		Year Ended
	(Unaudited)		January 31, 2011

Net asset value — Beginning of period	$10.380		$10.000

Income (Loss) From Operations

Net investment income	$0.085	(1)	$0.131
Net realized and unrealized gain	0.550		0.406 (2)

Total income from operations	$0.635		$0.537

Less Distributions

From net investment income	$(0.085)		$(0.131)
From net realized gain	—		(0.026)

Total distributions	$(0.085)		$(0.157)

Net asset value — End of period	$10.930		$10.380

Total Return(3)	6.14	%(4)	5.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,929		$3,972
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	0.96	%(6)	0.96%
Expenses after custodian fee reduction(5)	0.95	%(6)	0.95%
Net investment income	1.56	%(6)	1.26%
Portfolio Turnover	84	%(4)	202%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator subsidized certain operating expenses equal to 0.29% and 0.68% of average daily net assets for the six months ended July 31, 2011 and the year ended January 31, 2011, respectively. Absent this subsidy, total return would be lower.
(6)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	July 31, 2011		Year Ended
	(Unaudited)		January 31, 2011

Net asset value — Beginning of period	$10.380		$10.000

Income (Loss) From Operations

Net investment income	$0.047	(1)	$0.057
Net realized and unrealized gain	0.560		0.406 (2)

Total income from operations	$0.607		$0.463

Less Distributions

From net investment income	$(0.047)		$(0.057)
From net realized gain	—		(0.026)

Total distributions	$(0.047)		$(0.083)

Net asset value — End of period	$10.940		$10.380

Total Return(3)	5.85	%(4)	4.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,872		$1,216
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.71	%(6)	1.71%
Expenses after custodian fee reduction(5)	1.70	%(6)	1.70%
Net investment income	0.84	%(6)	0.58%
Portfolio Turnover	84	%(4)	202%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator subsidized certain operating expenses equal to 0.29% and 0.68% of average daily net assets for the six months ended July 31, 2011 and the year ended January 31, 2011, respectively. Absent this subsidy, total return would be lower.
(6)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	July 31, 2011		Year Ended
	(Unaudited)		January 31, 2011

Net asset value — Beginning of period	$10.380		$10.000

Income (Loss) From Operations

Net investment income	$0.099	(1)	$0.155
Net realized and unrealized gain	0.560		0.406 (2)

Total income from operations	$0.659		$0.561

Less Distributions

From net investment income	$(0.099)		$(0.155)
From net realized gain	—		(0.026)

Total distributions	$(0.099)		$(0.181)

Net asset value — End of period	$10.940		$10.380

Total Return(3)	6.37	%(4)	5.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,975		$52,224
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	0.71	%(6)	0.71%
Expenses after custodian fee reduction(5)	0.70	%(6)	0.70%
Net investment income	1.87	%(6)	1.24%
Portfolio Turnover	84	%(4)	202%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator subsidized certain operating expenses equal to 0.29% and 0.68% of average daily net assets for the six months ended July 31, 2011 and the year ended January 31, 2011, respectively. Absent this subsidy, total return would be lower.
(6)	Annualized.

See Notes to Financial Statements.
13

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2011, the Fund had a net capital loss of $174,940 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2012.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial year of operations from February 1, 2010 to January 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J Interim Financial Statements — The interim financial statements relating to July 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2011, the investment adviser and administration fee amounted to $160,066 or 0.60% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2013. Pursuant to this agreement, EVM was allocated $76,098 of the Fund’s operating expenses for the six months ended July 31, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2011, EVM earned $70 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,722 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2011 amounted to $7,868 for Class A shares.

15

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2011, the Fund paid or accrued to EVD $14,406 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2011 amounted to $4,802 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2011, the Fund was informed that EVD received approximately $80 and $60 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $41,505,063 and $37,646,300, respectively, for the six months ended July 31, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	July 31, 2011	Year Ended
Class A	(Unaudited)	January 31, 2011

Sales	677,171	451,651
Issued to shareholders electing to receive payments of distributions in Fund shares	1,828	671
Redemptions	(62,157)	(69,664)

Net increase	616,842	382,658

	Six Months Ended
	July 31, 2011	Year Ended
Class C	(Unaudited)	January 31, 2011

Sales	609,547	119,720
Issued to shareholders electing to receive payments of distributions in Fund shares	333	77
Redemptions	(7,210)	(2,644)

Net increase	602,670	117,153

	Six Months Ended
	July 31, 2011	Year Ended
Class I	(Unaudited)	January 31, 2011

Sales	1,578,841	5,147,488
Issued to shareholders electing to receive payments of distributions in Fund shares	1,371	260
Redemptions	(3,230,143)	(118,766)

Net increase (decrease)	(1,649,931)	5,028,982

16

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

At July 31, 2011, an affiliate of EVM owned 31% of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,036,436

Gross unrealized appreciation	$1,277,497
Gross unrealized depreciation	(25,730)

Net unrealized appreciation	$1,251,767

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($600 million effective September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.08% effective September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2011.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$48,286,503	$—	$48,286,503
Short-Term Investments	—	1,001,700	—	1,001,700

Total Investments	$—	$49,288,203	$—	$49,288,203

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

17

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

18

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administrative agreement (the “Agreement”) of the Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including changes in such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

19

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted that the Adviser had agreed to waive fees and/or pay expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Cynthia J. Clemson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

21

Eaton Vance
Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4735-9/11	TABS-ITSRC

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund Semiannual Report July 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2011
Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	22
Officers and Trustees	25
Important Notices	26

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
July 31, 2011
Performance1
Portfolio Managers James H. Evans, CFA; Brian C. Barney, CFA; Brian D. Clouser, CFA

	Class A	Class C	Class I
Symbol	EABSX	ECBSX	EIBSX
Inception Date	3/27/09	3/27/09	3/27/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	3.44	3.05	3.66
One Year	1.80	1.04	2.15
Since Inception	4.11	3.37	4.41

% SEC Average Annual Total Returns with maximum sales charge

Six Months	1.06	2.05	3.66
One Year	-0.47	0.04	2.15
Since Inception	3.10	3.37	4.41

% Maximum Sales Charge	Class A	Class C	Class I

	2.25	1.00	None

% SEC After-Tax Returns with maximum sales charge[2]	Class A	Class C	Class I

Return After Taxes on Distributions

One Year	-0.83	-0.31	1.77
Since Inception	2.84	3.16	4.14

Return After Taxes on Distributions and Sale of Fund Shares

One Year	-0.03	0.07	1.76
Since Inception	2.65	2.81	3.79

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

	0.90	1.64	0.65

% Distribution Rates/Yields[4]	Class A	Class C	Class I

Distribution Rate	0.71	0.07	0.96
SEC 30-day Yield	0.46	-0.27	0.71

% Comparative Performance[5]	Six Months	One Year	Since Inception

Barclays Capital 5 Year Municipal Bond Index	4.66	3.72	5.64
Barclays Capital 1-7 Year Managed Money Index	3.89	3.05	N.A.
Lipper Short-Intermediate Municipal Debt Funds Average*	3.42	2.52	10.47

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
July 31, 2011
Fund Profile
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund
July 31, 2011
Endnotes and Additional Disclosures
1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus.

4.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital.

5.	Barclays Capital 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Barclays Capital 1-7 Year Managed Money Index is an unmanaged, tax-exempt bond market index that measures the 1-7 year duration component of the Barclays Capital Managed Money Municipal Bond Index and such Index performance is available as of month end only. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

6.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.

4

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 – July 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(2/1/11)	(7/31/11)	(2/1/11 – 7/31/11)	Ratio

Actual
Class A	$1,000.00	$1,034.40	$4.49	0.89%
Class C	$1,000.00	$1,030.50	$8.26	1.64%
Class I	$1,000.00	$1,036.60	$3.23	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.46	0.89%
Class C	$1,000.00	$1,016.70	$8.20	1.64%
Class I	$1,000.00	$1,021.60	$3.21	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2011.

5

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 82.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 7.7%

Florida Board of Education, 4.00%, 7/1/14	$15,530	$16,842,596
Florida Board of Education, 5.00%, 7/1/18	19,425	22,587,778
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 1/1/21	2,000	2,401,580
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,441,333
University of Arkansas, 4.00%, 12/1/14	810	885,006
University of Arkansas, 4.00%, 12/1/15	670	742,715
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,324,204
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/15	2,335	2,522,734
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	436,780
University of Texas, 4.00%, 8/15/21	2,420	2,627,660
University of Texas, 5.00%, 8/15/17	5,000	5,978,550
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,180,336
Virginia Public School Authority, 4.00%, 7/15/13	245	262,297
Virginia Public School Authority, 5.00%, 8/1/11	3,000	3,000,840

		$67,234,409

Electric Utilities — 0.8%

California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$250	$279,860
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	735	820,929
California Department of Water Resources, Power Supply Revenue, Series L, 5.00%, 5/1/15	3,145	3,611,529
California Department of Water Resources, Power Supply Revenue, Series M, 5.00%, 5/1/15	1,800	2,067,012

		$6,779,330

Escrowed / Prerefunded — 3.3%

Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$350	$368,046
Harris County, TX, Prerefunded to 10/1/16, 5.00%, 10/1/31	10,000	11,784,500
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	976,749
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	45	46,268
McKinney, TX, Independent School District, Prerefunded to 8/15/11, 5.00%, 2/15/13	1,150	1,152,484
Mecklenburg County, NC, Prerefunded to 2/1/17, 5.00%, 2/1/18	7,105	8,462,410
New Jersey Turnpike Authority, Escrowed to Maturity, 6.50%, 1/1/16	3,615	4,039,004
South Carolina, Series A, Prerefunded to 1/1/12, 5.25%, 1/1/13	2,200	2,269,564

		$29,099,025

General Obligations — 45.4%

Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$340	$371,066
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	720	755,273
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	695	732,113
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,020	1,070,684
Atlantic County, NJ, 2.50%, 10/1/14	730	765,274
Beaufort County, SC, School District, 5.00%, 3/1/15	3,945	4,521,680
Beaumont, TX, Independent School District (PSF Guaranteed), 2.00%, 2/15/14	420	433,747
Beaumont, TX, Independent School District (PSF Guaranteed), 3.00%, 2/15/15	740	793,014
Bergen County, NJ, 3.25%, 11/1/16	2,395	2,632,512
Brown County, WI, 4.00%, 11/1/21	620	678,683
Cary, NC, 5.00%, 6/1/18	195	234,271
Clark County, NV, 5.00%, 11/1/16	3,320	3,852,196
Clark County, NV, 5.00%, 11/1/17	2,500	2,911,375
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,173,140
Columbus, OH, 2.00%, 6/1/12	1,500	1,522,815
Comal County, TX, 4.00%, 2/1/18	2,200	2,433,750
Concord, MA, 2.00%, 5/15/14	920	954,905
Conroe, TX, Independent School District, 5.00%, 8/15/11	1,670	1,673,624
Dallas, TX, Independent School District, 5.50%, 2/15/18	2,215	2,690,450
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	134,483
DeKalb Kane & LaSalle Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16(1)	500	437,750
Delaware, 5.00%, 3/1/18	5,935	7,109,536
Denver, CO, City & County School District No. 1, 5.00%, 12/1/21	10,000	11,944,900
Douglas County, CO, School District No. RE-1, 5.25%, 12/15/20	2,860	3,447,673

See Notes to Financial Statements.
6

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations (continued)

Douglas County, NE, School District No. 1, 4.00%, 12/15/20	$1,400	$1,547,938
Duluth, MN, 4.00%, 2/1/13	370	390,280
Fairfax County, VA, 2.00%, 4/1/12	3,100	3,138,719
Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,535	3,015,256
Frisco, TX, 4.00%, 2/15/19	155	172,416
Georgia, 4.00%, 1/1/17	985	1,117,995
Georgia, 5.00%, 5/1/15	315	363,529
Georgia, 5.00%, 12/1/16	8,740	10,450,418
Georgia, 5.00%, 12/1/18	10,245	12,385,795
Georgia, 5.00%, 7/1/20	1,725	2,074,054
Gloucester County, NJ, 2.00%, 9/15/17	280	284,130
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,521,833
Guilford County, NC, Series C, 5.00%, 4/1/18	1,160	1,390,353
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	12,258,876
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,350	5,220,348
Howard County, MD, 4.00%, 2/15/21	865	956,820
Irving, TX, Independent School District, 4.00%, 2/15/17	420	474,562
Lewisville, TX, Independent School District, 0.00%, 8/15/13	1,615	1,592,584
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,622,848
Loudoun County, VA, 4.00%, 7/1/21	515	563,992
Maine, 5.00%, 6/1/17	5,000	5,966,700
Mansfield, TX, Independent School District, 5.00%, 2/15/21	5,215	6,109,112
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,957,264
Maryland, 5.00%, 3/1/13	60	64,475
Maryland, 5.00%, 11/1/17	13,915	16,768,966
Maryland, 5.00%, 8/1/18(1)	17,110	20,601,124
Maryland, 5.00%, 3/1/19	5,475	6,561,678
Maryland, 5.00%, 11/1/19	7,825	9,431,864
Maryland, 5.00%, 3/1/20	3,250	3,846,375
Maryland, 5.00%, 8/1/20	4,100	4,682,774
Massachusetts, 4.00%, 1/1/15	500	552,565
Massachusetts, 5.00%, 8/1/17	2,500	2,957,525
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,647,803
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,499,257
Minnesota, 4.00%, 8/1/15	1,000	1,121,480
Minnesota, 4.00%, 8/1/16	1,750	1,985,812
Minnesota, 4.00%, 8/1/19	3,000	3,371,430
Minnesota, 5.00%, 8/1/14	5,250	5,937,540
Minnesota, 5.00%, 8/1/17	2,375	2,850,071
Minnesota, 5.00%, 11/1/17	8,635	10,406,038
Minnesota, 5.00%, 12/1/17	1,710	2,063,577
Minnesota, 5.00%, 6/1/18	1,000	1,201,390
Minnesota, 5.00%, 8/1/18	90	108,364
Minnesota, 5.00%, 12/1/18	7,500	9,067,200
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,253,446
Monmouth County, NJ, 4.25%, 9/15/12	145	151,595
Montclair, NJ, 2.00%, 3/1/14	1,205	1,238,282
Montclair, NJ, 3.00%, 3/1/14	800	842,512
Montclair, NJ, 3.00%, 3/1/15	1,285	1,366,096
Montclair, NJ, 3.00%, 3/1/16	1,365	1,459,977
Montclair, NJ, School Bond, 3.00%, 3/1/15	835	887,697
Montclair, NJ, School Bond, 3.00%, 3/1/16	870	930,535
Morris County, NJ, 5.00%, 2/15/17	1,650	1,958,451
Morris County, NJ, 5.00%, 2/15/19	1,720	2,052,424
New Hanover County, NC, 5.00%, 12/1/18	430	519,853
North Carolina, 5.00%, 4/1/16	1,000	1,177,620
North Carolina, 5.00%, 6/1/17	12,110	14,488,767
North Carolina, 5.00%, 5/1/18	4,250	5,099,957
North Carolina, 5.00%, 5/1/21	3,860	4,576,107
Northside, TX, Independent School District, 3.00%, 8/1/15	265	286,420
Ocean County, NJ, 3.00%, 9/1/14	775	815,842
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,369,092
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,376,512
Ohio, 4.00%, 9/1/15	935	1,047,817
Oklahoma County, OK, Independent School District No. 12 Edmond, 0.50%, 3/1/13	1,975	1,966,883
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,585,575
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,800,762
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	600	655,650
Oyster Bay, NY, 2.00%, 3/1/15	3,820	3,975,627
Oyster Bay, NY, 3.00%, 8/15/15	1,935	2,096,031
Oyster Bay, NY, 3.00%, 8/15/17	4,390	4,729,347
Pennsylvania, 5.00%, 7/1/15	6,380	7,379,108
Pennsylvania, 5.00%, 2/15/17	3,000	3,539,790
Pennsylvania, 5.00%, 7/1/18	9,485	11,295,497
Pennsylvania, 5.00%, 2/15/19	2,000	2,369,760
Pima County, AZ, 4.00%, 7/1/18	2,400	2,649,168
Prince George’s County, MD, 5.00%, 9/15/20	1,000	1,204,050
Roseville, MN, Independent School District No. 623, 2.00%, 2/1/13	1,325	1,355,276

See Notes to Financial Statements.
7

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations (continued)

San Antonio, TX, 4.00%, 8/1/15	$800	$896,048
Shelby County, TN, 4.75%, 3/1/18	4,205	4,934,441
South Carolina, 5.00%, 3/1/17	3,000	3,578,070
South Washington County, MN, Independent School District No. 833, 5.00%, 2/1/20	2,100	2,464,161
Spring Branch, TX, Independent School District, 5.00%, 2/1/18	1,875	2,225,587
St. Mary’s County, MD, 3.00%, 7/15/13	935	983,536
St. Mary’s County, MD, 3.00%, 7/15/15	920	997,593
Suffolk, VA, 4.00%, 8/1/18	1,000	1,127,760
Sumner County, TN, 2.00%, 6/1/15	1,000	1,041,600
Sumner County, TN, 3.00%, 6/1/16	1,000	1,085,000
Sumner County, TN, 5.00%, 6/1/16	3,000	3,533,250
Tomball, TX, Independent School District, 4.00%, 2/15/20	500	533,495
Tomball, TX, Independent School District, 5.00%, 2/15/13	300	321,459
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	141,137
United Independent School District, TX, 5.00%, 8/15/15	1,755	2,036,730
United Independent School District, TX, 5.00%, 8/15/20(1)	1,760	2,085,072
United Independent School District, TX, 5.00%, 8/15/21(1)	1,230	1,458,263
Utah, 5.00%, 7/1/19	8,495	10,212,094
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,841,594
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,202,560
Wake County, NC, 4.00%, 2/1/17	2,500	2,840,550
Wake County, NC, 5.00%, 3/1/14	1,880	2,095,373
Washington, 5.00%, 1/1/16	5,585	6,516,019
Washington, 5.00%, 1/1/17	2,000	2,360,340
Washington, 5.00%, 7/1/17	2,770	3,298,377
West Des Moines, IA, Community School District, 4.00%, 5/1/21	3,340	3,471,095

		$395,360,774

Hospital — 0.7%

Grand Traverse, MI, Hospital, 5.00%, 7/1/16(1)	$1,210	$1,336,857
Grand Traverse, MI, Hospital, 5.00%, 7/1/17(1)	2,355	2,604,724
Grand Traverse, MI, Hospital, 5.00%, 7/1/20(1)	2,445	2,630,673

		$6,572,254

Industrial Development Revenue — 0.2%

Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	$2,000	$2,204,820

		$2,204,820

Insured – Electric Utilities — 0.2%

San Antonio, TX, Electric and Gas Systems, (AGM), 5.25%, 2/1/12	$1,500	$1,538,790

		$1,538,790

Insured – Escrowed / Prerefunded — 4.2%

Clark County, NV, School District, (AGM), Prerefunded to 12/15/11, 5.50%, 6/15/14	$5,000	$5,101,250
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/26	950	1,125,788
Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	7,600	8,141,880
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	2,375	2,714,981
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), Prerefunded to 6/15/15, 5.00%, 6/15/18	2,175	2,523,913
New Jersey Transportation Trust Fund Authority, (Transportation System), (NPFG), Prerefunded to 6/15/15, 5.25%, 6/15/21	13,655	15,952,727
Ohio Building Authority, (AGM), Prerefunded to 4/1/12, 5.00%, 4/1/22	1,000	1,032,330
Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	35	38,126
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	290	315,900

		$36,946,895

Insured – General Obligations — 4.2%

Bexar County, TX, (AGM), 4.00%, 6/15/13	$60	$64,016
Clark County, NV, (NPFG), 5.00%, 3/1/17	5,480	6,051,290
Cook County, IL, Community High School District No. 219 Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,480,300
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,712,400
Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	310	362,368
Ithaca, NY, School District, (AGC), 3.00%, 7/1/14	330	351,569

See Notes to Financial Statements.
8

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Pennsylvania, (NPFG), 5.375%, 7/1/19	$14,000	$17,016,580
Washington, (AMBAC), 5.00%, 1/1/20	4,450	4,808,002

		$36,846,525

Insured – Other Revenue — 0.0%(2)

Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGM), Prerefunded to 6/1/13, 5.00%, 6/1/43	$5	$5,420

		$5,420

Insured – Special Tax Revenue — 0.4%

Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,000	$2,216,900
Orem, UT, Sales Tax Revenue, (AMBAC), 5.00%, 4/15/16	1,065	1,229,191

		$3,446,091

Insured – Transportation — 3.2%

Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$1,865	$2,148,032
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/28	10,000	11,850,400
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	5,515	6,535,496
Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	1,880	2,156,210
New York Thruway Authority, (AMBAC), 5.00%, 3/15/21	5,000	5,498,200

		$28,188,338

Insured – Water and Sewer — 1.2%

Albuquerque Bernalillo County, NM, Water Utility Authority, (AMBAC), 5.00%, 7/1/16	$2,000	$2,291,560
Tampa Bay, FL, Water Utility System, Prerefunded to 10/1/11, (FGIC), 6.00%, 10/1/24	8,120	8,201,931

		$10,493,491

Lease Revenue / Certificates of Participation — 0.2%

Cabarrus County, NC, 5.00%, 4/1/21	$1,405	$1,612,673

		$1,612,673

Other Revenue — 0.8%

Illinois Finance Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	$3,625	$3,668,899
Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37	1,100	1,288,254
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	620,972
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,259,674

		$6,837,799

Special Tax Revenue — 3.6%

Jacksonville, FL, 5.00%, 10/1/18	$7,825	$9,044,683
Jacksonville, FL, 5.00%, 10/1/20	5,460	6,237,941
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,645,775
New York, NY, Transitional Finance Authority, 4.00%, 8/1/14	2,800	3,074,344
New York, NY, Transitional Finance Authority, 5.00%, 11/1/18	5,000	5,935,800
New York, NY, Transitional Finance Authority, 5.00%, 8/1/21	3,830	4,099,938
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,344,351

		$31,382,832

Transportation — 3.2%

Kansas Department of Transportation, 4.00%, 9/1/15	$1,000	$1,123,530
Kansas Department of Transportation, 5.00%, 9/1/15	1,500	1,745,355
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,481,123
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/31	12,590	15,278,469
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	910,155
New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/20	5,750	6,805,067
Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	405	457,557

		$27,801,256

Water and Sewer — 2.7%

Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	$350	$397,891
Lincoln, NE, Waterworks Revenue, 5.00%, 8/15/11	1,255	1,257,723
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/20	3,675	4,461,964

See Notes to Financial Statements.
9

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer (continued)

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/21	$2,500	$3,049,075
Monroe County, NY, Water Authority, 2.50%, 8/1/11	1,530	1,530,199
Ohio Water Development Authority, 5.00%, 12/1/19	1,020	1,219,991
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 12/1/18	5,000	6,088,300
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	275	321,470
Virginia Resources Authority, Clean Water Revenue, 5.50%, 10/1/20	4,000	4,965,760

		$23,292,373

Total Tax-Exempt Municipal Securities — 82.0%
(identified cost $699,228,108)		$715,643,095

Taxable Municipal Securities — 0.0%(2)

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 0.0%(2)

Virginia Public School Authority, 4.167%, 8/1/18	$225	$246,467

Total Taxable Municipal Securities — 0.0%(2)
(identified cost $225,000)		$246,467

Short-Term Investments — 12.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Short-Term Investments – Tax-Exempt — 5.5%

Texas, 2.00%, 8/31/11	$42,100	$42,171,570
Wisconsin School Districts Cash Flow Administration Program, 1.25%, 10/17/11	6,000	6,010,075

		$48,181,645

U.S. Government Agency Bonds — 5.7%

Federal Home Loan Discount Note, 0.05%, 12/6/11	$50,000	$49,991,181

		$49,991,181

U.S. Treasury Obligations — 1.2%

U.S. Treasury Bill, 0.018%, 8/11/11	$10,000	$9,999,950

		$9,999,950

Total Short-Term Investments — 12.4%
(identified cost $108,158,166)		$108,172,776

Total Investments — 94.4%
(identified cost $807,611,274)		$824,062,338

Other Assets, Less Liabilities — 5.6%		$48,720,710

Net Assets — 100.0%		$872,783,048

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund

At July 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.1%
Others, representing less than 10% individually	76.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2011, 14.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.04% to 5.4% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2011

Investments, at value (identified cost, $807,611,274)	$824,062,338
Cash	72,922,061
Interest receivable	7,867,356
Receivable for investments sold	1,747,657
Receivable for Fund shares sold	3,578,273

Total assets	$910,177,685

Liabilities

Payable for when-issued securities	$31,047,109
Payable for Fund shares redeemed	5,462,836
Distributions payable	169,510
Payable to affiliates:
Investment adviser and administration fee	404,351
Distribution and service fees	228,792
Accrued expenses	82,039

Total liabilities	$37,394,637

Net Assets	$872,783,048

Sources of Net Assets

Paid-in capital	$852,672,531
Accumulated net realized gain	3,740,850
Accumulated distributions in excess of net investment income	(81,397)
Net unrealized appreciation	16,451,064

Net Assets	$872,783,048

Class A Shares

Net Assets	$461,898,989
Shares Outstanding	43,807,274
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.54
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.78

Class C Shares

Net Assets	$154,177,060
Shares Outstanding	14,609,792
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.55

Class I Shares

Net Assets	$256,706,999
Shares Outstanding	24,340,293
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.55

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	July 31, 2011

Interest	$7,253,641

Total investment income	$7,253,641

Expenses

Investment adviser and administration fee	$2,347,272
Distribution and service fees
Class A	577,959
Class C	750,648
Trustees’ fees and expenses	13,857
Custodian fee	127,924
Transfer and dividend disbursing agent fees	147,322
Legal and accounting services	24,208
Printing and postage	29,247
Registration fees	63,272
Miscellaneous	17,585

Total expenses	$4,099,294

Deduct —
Reduction of custodian fee	$20,225

Total expense reductions	$20,225

Net expenses	$4,079,069

Net investment income	$3,174,572

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,972,197

Net realized gain	$2,972,197

Change in unrealized appreciation (depreciation) —
Investments	$23,297,017

Net change in unrealized appreciation (depreciation)	$23,297,017

Net realized and unrealized gain	$26,269,214

Net increase in net assets from operations	$29,443,786

See Notes to Financial Statements.
12

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	July 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	January 31, 2011

From operations —
Net investment income	$3,174,572	$5,883,651
Net realized gain from investment transactions	2,972,197	9,438,985
Net change in unrealized appreciation (depreciation) from investments	23,297,017	(11,314,691)

Net increase in net assets from operations	$29,443,786	$4,007,945

Distributions to shareholders —
From net investment income
Class A	$(1,835,289)	$(3,354,869)
Class C	(34,877)	(93,766)
Class I	(1,291,000)	(2,460,740)
From net realized gain
Class A	—	(5,430,224)
Class C	—	(1,668,335)
Class I	—	(2,837,666)

Total distributions to shareholders	$(3,161,166)	$(15,845,600)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$74,095,089	$433,625,617
Class C	27,628,998	118,334,920
Class I	63,120,137	262,275,438
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,245,998	6,398,479
Class C	26,102	1,363,885
Class I	731,723	3,113,275
Cost of shares redeemed
Class A	(101,583,250)	(189,998,090)
Class C	(28,556,195)	(26,065,847)
Class I	(60,970,826)	(143,787,970)

Net increase (decrease) in net assets from Fund share transactions	$(24,262,224)	$465,259,707

Net increase in net assets	$2,020,396	$453,422,052

Net Assets

At beginning of period	$870,762,652	$417,340,600

At end of period	$872,783,048	$870,762,652

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(81,397)	$(94,803)

See Notes to Financial Statements.
13

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Financial Highlights

	Class A

	Six Months Ended
	July 31, 2011		Year Ended	Period Ended
	(Unaudited)		January 31, 2011	January 31, 2010(1)

Net asset value — Beginning of period	$10.230		$10.260	$10.000

Income (Loss) From Operations

Net investment income	$0.041(2)		$0.090	$0.082(2)
Net realized and unrealized gain	0.310		0.084 (3)	0.363

Total income from operations	$0.351		$0.174	$0.445

Less Distributions

From net investment income	$(0.041)		$(0.090)	$(0.140)
From net realized gain	—		(0.114)	(0.045)

Total distributions	$(0.041)		$(0.204)	$(0.185)

Net asset value — End of period	$10.540		$10.230	$10.260

Total Return(4)	3.44	%(5)	1.69%	4.49	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$461,899		$473,976	$230,414
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.89	%(6)	0.90%	0.90	%(6)(7)
Expenses after custodian fee reduction	0.89	%(6)	0.89%	0.90	%(6)(7)
Net investment income	0.80	%(6)	0.83%	0.94	%(6)
Portfolio Turnover	43	%(5)	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.
(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See Notes to Financial Statements.
14

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	July 31, 2011		Year Ended	Period Ended
	(Unaudited)		January 31, 2011	January 31, 2010(1)

Net asset value — Beginning of period	$10.240		$10.270	$10.000

Income (Loss) From Operations

Net investment income	$0.002(2)		$0.011	$0.019(2)
Net realized and unrealized gain	0.310		0.085 (3)	0.372

Total income from operations	$0.312		$0.096	$0.391

Less Distributions

From net investment income	$(0.002)		$(0.012)	$(0.076)
From net realized gain	—		(0.114)	(0.045)

Total distributions	$(0.002)		$(0.126)	$(0.121)

Net asset value — End of period	$10.550		$10.240	$10.270

Total Return(4)	3.05	%(5)	0.93%	3.93	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$154,177		$150,490	$59,381
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64	%(6)	1.64%	1.65	%(6)(7)
Expenses after custodian fee reduction	1.64	%(6)	1.63%	1.65	%(6)(7)
Net investment income	0.05	%(6)	0.08%	0.22	%(6)
Portfolio Turnover	43	%(5)	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.
(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See Notes to Financial Statements.
15

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	July 31, 2011		Year Ended	Period Ended
	(Unaudited)		January 31, 2011	January 31, 2010(1)

Net asset value — Beginning of period	$10.230		$10.260	$10.000

Income (Loss) From Operations

Net investment income	$0.054(2)		$0.119	$0.129(2)
Net realized and unrealized gain	0.320		0.082 (3)	0.338

Total income from operations	$0.374		$0.201	$0.467

Less Distributions

From net investment income	$(0.054)		$(0.117)	$(0.162)
From net realized gains	—		(0.114)	(0.045)

Total distributions	$(0.054)		$(0.231)	$(0.207)

Net asset value — End of period	$10.550		$10.230	$10.260

Total Return(4)	3.66	%(5)	1.94%	4.71	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$256,707		$246,296	$127,546
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.64	%(6)	0.65%	0.65	%(6)(7)
Expenses after custodian fee reduction	0.64	%(6)	0.64%	0.65	%(6)(7)
Net investment income	1.05	%(6)	1.09%	1.48	%(6)
Portfolio Turnover	43	%(5)	107%	129	%(5)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Annualized.
(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.
(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See Notes to Financial Statements.
16

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on March 27, 2009 to January 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts

17

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J Interim Financial Statements — The interim financial statements relating to July 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $500 million, 0.54% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the six months ended July 31, 2011, the investment adviser and administration fee amounted to $2,347,272 or 0.55% (annualized) of the Fund’s average daily net assets. EVM had agreed to reimburse the Fund’s operating expenses to the extent that they exceeded 0.90%, 1.65% and 0.65% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement was terminated at May 31, 2011. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended July 31, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2011, EVM earned $5,471 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,269 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2011 amounted to $577,959 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2011, the Fund paid or accrued to EVD $562,986 for Class C shares.

18

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2011 amounted to $187,662 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2011, the Fund was informed that EVD received approximately $166,000 and $43,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$316,849,528	$291,191,427
U.S. Government and Agency Securities	10,350,293	10,487,522

	$327,199,821	$301,678,949

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	July 31, 2011	Year Ended
Class A	(Unaudited)	January 31, 2011

Sales	7,129,669	41,589,309
Issued to shareholders electing to receive payments of distributions in Fund shares	119,611	619,020
Redemptions	(9,786,044)	(18,319,442)

Net increase (decrease)	(2,536,764)	23,888,887

	Six Months Ended
	July 31, 2011	Year Ended
Class C	(Unaudited)	January 31, 2011

Sales	2,653,805	11,293,580
Issued to shareholders electing to receive payments of distributions in Fund shares	2,523	132,480
Redemptions	(2,747,922)	(2,506,276)

Net increase (decrease)	(91,594)	8,919,784

19

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	July 31, 2011	Year Ended
Class I	(Unaudited)	January 31, 2011

Sales	6,063,422	25,145,070
Issued to shareholders electing to receive payments of distributions in Fund shares	70,180	300,495
Redemptions	(5,868,989)	(13,796,204)

Net increase	264,613	11,649,361

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$807,608,230

Gross unrealized appreciation	$16,610,030
Gross unrealized depreciation	(155,922)

Net unrealized appreciation	$16,454,108

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($600 million effective September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.08% effective September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2011.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Notes to Financial Statements (Unaudited) — continued

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$715,643,095	$—	$715,643,095
Taxable Municipal Securities	—	246,467	—	246,467
Short-Term Investments —
Tax-Exempt	—	48,181,645	—	48,181,645
U.S. Government Agency Bonds	—	49,991,181	—	49,991,181
U.S. Treasury Obligations	—	9,999,950	—	9,999,950

Total	$—	$824,062,338	$—	$824,062,338

The Fund held no investments or other financial instruments as of January 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

21

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

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Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory and administrative agreement of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including changes in such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

23

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

24

Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Cynthia J. Clemson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

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Eaton Vance
Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3940-9/11	TABS-SRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: September 12, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: September 12, 2011

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: September 12, 2011